Basis of Presentaton and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of disclosure in tabular form of useful lives of property plant and useful lives

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvement	Lesser of lease term or estimated life

Schedule Of Correction Of Previously Reported Interim Condensed Consolidated Quarterly Financial Statement

The table below sets forth the unaudited condensed consolidated balance sheet information, including the balances as reported, adjustments and the balances as restated. Note that only amounts that have changed have been disclosed:

	For the reporting period
	September 30, 2022
	As previously	Restatement
(In thousands except per share amounts)	reported	Adjustments	As Restated
ASSETS
Current assets:
Accounts receivable	$7,525	$138	$7,663
Indemnification asset	752,510	(752,510)	—
Total current assets	820,157	(752,372)	67,785
Deferred tax asset	857	(857)	—
Intangible assets, net	2,077,571	1,395,955	3,473,526
Investment in rights to claim recovery cash flows	3,673,610	(3,673,610)	—
Total assets	$6,574,675	$(3,030,884)	$3,543,791

Stockholders’ Equity (Deficit):
Additional paid-in capital	$201,965	$(66,689)	$135,276
Accumulated deficit	(23,537)	(2,201)	(25,738)
Total Stockholders’ Equity (Deficit)	$178,441	$(68,890)	$109,551
Non-controlling interest	5,213,812	(2,961,994)	2,251,818
Total equity	$5,392,253	$(3,030,884)	$2,361,369
Total liabilities and equity	$6,574,675	$(3,030,884)	$3,543,791

The table below sets forth the unaudited condensed consolidated statements of operations, including the balances as reported, adjustments and the as restated balances. Note that only amounts that have changed have been disclosed:

	For the three months ended September 30, 2022			For the nine months ended September 30, 2022
(In thousands except per share amounts)	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Claims recovery income	$2,571	188	$2,759	$3,999	$226	$4,225
Total Claims Recovery	$8,319	$188	$8,507	$21,794	$226	$22,020
Operating expenses
Cost of claim recoveries	1,160	38	1,198	1,861	45	1,906
Claims amortization expense	66,331	45,520	111,851	92,866	60,694	153,560
Professional fees	5,875	29	5,904	10,931	42	10,973
Total operating expenses	88,104	45,587	133,691	157,212	60,781	217,993
Operating Loss	$(79,785)	$(45,399)	$(125,184)	$(135,418)	$(60,555)	$(195,973)
Interest expense	(13,083)	(33,097)	(46,180)	(34,475)	(46,472)	(80,947)
Net loss before provision for income taxes	$(27,060)	$(78,496)	$(105,556)	$(118,401)	$(107,027)	$(225,428)
Provision for income tax benefit (expense)	-	-	-	326	(326)	-
Net loss	$(27,060)	$(78,496)	$(105,556)	$(118,075)	$(107,353)	$(225,428)
Less: Net (income) loss attributable to non-controlling members	26,597	76,887	103,484	116,324	105,152	221,476
Net loss attributable to controlling members	$(463)	$(1,609)	$(2,072)	$(1,751)	$(2,201)	$(3,952)

Basic and diluted weighted average shares outstanding, Class A Common Stock	2,761,476	N/A	2,761,476	2,125,539	N/A	2,125,539
Basic and diluted net income per share, Class A Common Stock	$(0.17)	N/A	$(0.75)	$(0.82)	N/A	$(1.86)

The table below sets forth the unaudited condensed consolidated statements of cash flows, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the nine months ended September 30, 2022
(In thousands)	As Previously Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(118,075)	$(107,353)	$(225,428)
Claims amortization expense	92,866	60,694	153,560
Paid in kind interest	34,475	46,472	80,947
Deferred income taxes	(857)	326	(531)
Accounts receivable	(7,525)	(139)	(7,664)
Net cash used in operating activities	$(70,764)	$—	$(70,764)
Net cash used in investing activities	$(4,563)	$—	$(4,563)
Net cash provided by financing activities	$99,351	$—	$99,351

The table below sets forth the unaudited condensed consolidated statements of changes in equity, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the reporting period September 30, 2022
	As Previously Reported				Restatement Adjustments				As Restated
(In thousands except shares)	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity
Balance at December 31, 2021	$—	$—	$4,348	$(151,408)					$—	$—	$4,348	$(151,408)
Contributions prior to recapitalization transaction	—	—	—	15					—	—	—	15
Distributions prior to recapitalization transaction	—	—	—	(147)					—	—	—	(147)
Net loss prior to recapitalization transaction	—	—	—	(28,640)					—	—	—	(28,640)
Cumulative effect of recapitalization transaction	49,075	—	5,406,736	5,640,352	(7,496)		(2,915,985)	(2,923,481)	41,579	—	2,490,751	2,716,871
Opening net assets of Lionheart II Holdings, LLC acquired	—	(21,786)	—	(21,786)					—	(21,786)	—	(21,786)
Adjustment for value of derivative on temporary equity	10,065	—	—	10,065					10,065	—	—	10,065
Conversion of Warrants	22,896	—	(13,444)	9,452	(7,255)			(7,255)	15,641	—	(13,444)	2,197
Class A Issuances	119,929	—	(96,144)	23,785	(51,938)			(51,938)	67,991	—	(96,144)	(28,153)
Net loss	—	(1,751)	(87,684)	(89,435)		(2,201)	(46,009)	(48,210)	—	(3,952)	(133,693)	(137,645)
Balance at September 30, 2022	$201,965	$(23,537)	$5,213,812	$5,392,253	$(66,689)	$(2,201)	$(2,961,994)	$(3,030,884)	$135,276	$(25,738)	$2,251,818	$2,361,369